Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies
Schedule of fair value of outstanding PIK Toggle Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt

	September 30,	December 31,
(In millions)	2012	2011

PIK Toggle Notes	$—	$417.0
2012 Notes	446.3	—
Floating Rate Notes	228.6	208.2

(in millions)	December 31, 2011	December 31, 2010
PIK Toggle Notes	$417.0	$240.9
Floating Rate Notes	208.2	210.9